Schedule of Effective Income Tax Rate (Details) - HCYC Group Company Limited [Member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statutory HK income tax rate	8.25%	8.25%
Effect of rate differential	(6.09%)
Effect of tax relief	0.12%	(0.91%)
Effect of non-deductible items	(0.16%)	0.17%
Effect of change in valuation allowance	(4.03%)	(6.74%)
others		66.39%
Effective tax rate	(1.92%)	67.16%